Restatement of Previously Issued Interim Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Interim Financial Statements (Unaudited)

Note 12 – Restatement of Previously Issued Interim Financial Statements (Unaudited)

During the year ended December 31, 2024, the Company identified and corrected errors in its previously issued unaudited condensed financial statements for the quarters ended March 31, 2024, June 30, 2024, and September 30, 2024. These corrections were reflected in the Company’s amended Forms 10-Q for the applicable periods, each of which was filed prior to the issuance of this Annual Report on Form 10-K.

The errors primarily related to the capitalization of website development costs, accrual of professional fees, and accounting for stock-based compensation expense including the forfeiture of unvested stock options. The Company evaluated the materiality of the errors in accordance with the guidance in ASC 250, Accounting Changes and Error Corrections, and determined that the errors were material to the previously issued interim financial statements. Accordingly, the Company restated its financial statements for the affected periods.

The corrections did not impact the audited consolidated financial statements for the year ended December 31, 2024. For a detailed discussion of the restatements, refer to the amended Forms 10-Q for the applicable periods as filed with the Securities and Exchange Commission.